Other creditors (Details) - aircraft	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of acquired receivables [line items]
Number of sale and leaseback aircraft returned	12
Total sale-and-leaseback aircraft	40	26
LaudaMotion
Disclosure of acquired receivables [line items]
Number of operating lease arrangements	10